Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

Baillie Gifford International Smaller Companies Fund

(the “Fund”)

Supplement dated March 3, 2021 to the Prospectus and the Statement of Additional

Information (“SAI”), each dated April 29, 2020 as supplemented or revised from time to time

Effective immediately, Charlie Broughton is a Portfolio Manager for the Fund. Therefore, effective immediately the Prospectus and the SAI are revised as follows:

1.            The section titled “Management” under “Fund Summaries” in the Prospectus for Baillie Gifford International Smaller Companies Fund is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Charlie Broughton	Portfolio Manager	2021
Praveen Kumar	Portfolio Manager	2018
Brian Lum	Portfolio Manager	2018
Milena Mileva	Portfolio Manager	2018
Steve Vaughan	Portfolio Manager	2018

2.            The section titled “Baillie Gifford International Smaller Companies Fund Team” under “Investment Team” in the Prospectus is revised to add the following table:

Education	Investment Experience
Charlie Broughton MA (Hons) in Medieval History and Archaeology from (2013) University of St Andrews CFA Charterholder

Charlie joined Baillie Gifford in 2014 and is a portfolio manager in the Smaller Companies Team. He is a CFA Charterholder. Charlie graduated MA (Hons) in Medieval History and Archaeology from the University of St Andrews in 2013.

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

3.            The section titled “Baillie Gifford International Smaller Companies Fund” under “Other Accounts” in the SAI is revised to add the following table:

The information is provided as of January 29, 2021:

Account Type	Total Accounts	Total Assets in Accounts (US$M)	Where advisory fee is based on account performance:
		Accounts		Assets in Accounts (US$M)
Baillie Gifford International Smaller Companies Fund
Charlie Broughton
Registered Investment Companies	1	297	1	297
Other Pooled Investment Vehicles	1	409	0	0
Other Accounts	1	792	0	0
Ownership of Securities - As of January 29, 2021, Mr. Broughton did not beneficially own any shares of Baillie Gifford International Smaller Companies Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE